INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2022 USD ($)
Disaggregated by revenue
Revenues	₽ 521,699	$ 7,417.1	₽ 356,171	₽ 218,344
Long-lived assets, net:
Total long-lived assets	353,541		291,841	218,513	$ 5,026.3
Russia
Disaggregated by revenue
Revenues	495,142	7,039.5	334,406	204,205
Long-lived assets, net:
Total long-lived assets	339,570		279,934	208,514	4,827.7
Rest of the world
Disaggregated by revenue
Revenues	26,557	$ 377.6	21,765	14,139
Long-lived assets, net:
Total long-lived assets	₽ 13,971		₽ 11,907	₽ 9,999	$ 198.6